MARKETABLE SECURITIES	12 Months Ended
Jul. 31, 2016
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

2. MARKETABLE SECURITIES:

As of July 31, 2016 and 2015, the Company’s marketable securities were classified as follows:

	July 31, 2016				July 31, 2015
		Gross	Gross			Gross	Gross
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
Non-current:
Available-for-sale:
Mutual funds	$551,573	$143,026	$—	$694,599	$719,245	$131,639	$2,720	$848,164
Corporate equity
securities	1,110,091	258,869	1,354	1,367,606	445,227	168,113	—	613,340
	$1,661,664	$401,895	$1,354	$2,062,205	$1,164,472	$299,752	$2,720	$1,461,504

The Company’s debt and equity securities, gross unrealized losses and fair value, aggregated by investment category and length of time that the investment securities have been in a continuous unrealized loss position at July 31, 2016 are as follows:

	July 31, 2016		July 31, 2015
		Less Than		Less Than
	Fair Value	12 Months	Fair Value	12 Months
Corporate equity securities	$120,288	$1,354	$—	$—
Mutual funds	—	—	271,076	2,720
	$120,288	$1,354	$271,076	$2,720

Investment income for the years ended July 31, 2016, 2015 and 2014 consists of the following:

	2016	2015	2014
Interest income	$8,422	$3,097	$2,557
Dividend income	54,526	41,666	46,884
Gain (loss) on sale of marketable securities	(36,999)	6,455	182,870
Total	$25,949	$51,218	$232,311